Property, Plant and Equipment - Additional Information (details) (Estimated Capital Expenditures [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Estimated Capital Expenditures [Member]
Property Plant And Equipment Line Items
Accrued capital	$ 15.0	$ 9.6